Capital and Reserves (Details 1)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018	Dec. 31, 2018 $ / Ounce-oz	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)
Capital and reserves [Line Items]
Weighted average exercise price - options forfeited or expired	$ 0				$ 0
Weighted average exercise price - Balance Ending	1.66
Number of shares issued or issuable on exercise - Options exercised (in shares)		281,666
Number of shares issued or issuable on exercise - Balance End (in shares)		7,738,833,000
Balance - Share based compensation expense	2,480,000				2,204,000
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Weighted average exercise price - Balance Opening	2.06			$ 2.48
Weighted average exercise price - stock options granted	2.07			2.31
Weighted average exercise price - options exercised	0.77			1.28
Weighted average exercise price - options forfeited or expired	5.39			4.78
Weighted average exercise price - Balance Ending				$ 2.06	$ 2.06
Number of shares issued or issuable on exercise - Balance Opening (in shares)		6,546,666		6,175,995
Number of shares issued or issuable on exercise - Stock options granted (in shares)		2,524,000		1,645,500
Number of shares issued or issuable on exercise - Options exercised (in shares)		(281,666)		(126,332)
Number of shares issued or issuable on exercise - Options forfeited or expired (in shares)		(1,050,167)		(1,148,497)
Number of shares issued or issuable on exercise - Balance End (in shares)		7,738,833	7,738,833	6,546,666	6,546,666
Opening Balance	6,258,000			$ 6,996,000
Balance - Stock options granted	0			0
Balance - Share based compensation expense	2,480,000				$ 2,204,000
Balance - Options exercised	(106,000)			(78,000)
Balance - Options forfeited or expired	(3,163,000)			(2,864,000)
Ending Balance	$ 5,469,000			$ 6,258,000	$ 6,258,000